Risk Management Section - Most important foreign exchange year-end trading positions (Detail) - Foreign exchange risk [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
US Dollar [member]
Market Risk [Line Items]
Value at risk	€ 116	€ (957)
China, Yuan Renminbi [member]
Market Risk [Line Items]
Value at risk	(21)	(18)
Swiss Francs [member]
Market Risk [Line Items]
Value at risk		(14)
Polish Zloty [member]
Market Risk [Line Items]
Value at risk		14
South Korean Won [member]
Market Risk [Line Items]
Value at risk	20	€ 14
Brazilian Real [member]
Market Risk [Line Items]
Value at risk	(15)
Japan, Yen [member]
Market Risk [Line Items]
Value at risk	€ (10)